Related Party Transactions	9 Months Ended
Sep. 30, 2026
Related Party Transactions [Abstract]
Related Party Transactions
Note 11 - Related Party Transactions

On July 1, 2026, the Company completed the TCF IX Disposition, in which it sold all of its equity interests in TCF IX to TBHL, a joint venture controlled by Brookfield Corporation, the Company's ultimate parent. The proceeds of the disposition were distributed to Parent. For additional information on the TCF IX Disposition, refer to Note 2 - "Recent Developments, Acquisitions, and Other Transactions".

The Company serves as manager of the containers owned by TBHL in its securitization portfolios, which include the TCF VIII and TCF IX portfolios following the Managed Portfolio Transactions. The Company received management fees from TBHL of $9.1 million and $6.4 million for the three months ended September 30, 2026 and 2025, respectively, and $20.7 million and $13.4 million for the nine months ended September 30, 2026 and 2025, respectively.

On February 5, 2026, the Company entered into a Tax Credit Transfer Agreement to purchase $22.5 million of renewable energy tax credits from EEV TCT Holdco, Inc., a subsidiary of Geronimo Power Holdings, LLC, a Brookfield Renewable portfolio company that develops solar power plants. The Company purchased the tax credits from EEV TCT for a cash payment of $20.7 million and recorded a $1.8 million income tax benefit on the Consolidated Statement of Operations.

The Company holds a 50% interest in Antwerp Container Company ("ACC"), a container depot in Antwerp. The Company's original equity investment in ACC of $1.9 million is included in Other assets on the Consolidated Balance Sheets. The Company enters into contractual agreements with ACC in the ordinary course of business to repair equipment returned off lease and store equipment when it is not on lease. The Company also sells equipment to ACC periodically in arm’s length transactions.
The Company holds a 50% interest in Tristar Container Services (Asia) Private Limited ("Tristar"), which is primarily engaged in the selling and leasing of container equipment in the domestic and short sea markets in India. The Company's equity investment in Tristar is included in Other assets on the Consolidated Balance Sheets. The Company received payments on sales-type leases with Tristar of $0.3 million and $0.5 million for the three months ended September 30, 2026 and 2025, respectively, and $1.1 million and $1.5 million for the nine months ended September 30, 2026 and 2025, respectively. The Company has a net investment in sales-type leases with Tristar of $1.3 million and $2.2 million as of September 30, 2026 and December 31, 2025, respectively.